SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Mer Telemanagement Solutions Ltd [Member]
Schedule of Property and Equipment, Depreciation Rates

%

Computers and peripheral equipment	33
Office furniture and equipment	3 - 20 (mainly 7)
Leasehold improvements	Over the shorter of the lease term or useful economic life